Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001169561
Registrant Name	Commvault Systems, Inc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A